Intangible Assets - Summary of Detailed Information About Carrying Amounts of the Capitalized Development Projects (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Carrying amount	€ 19,969	€ 17,884
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	19,545	17,795	€ 8,695
Capitalised development expenditure [member] | Space Base Technology [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	15,072	13,552	5,728
Capitalised development expenditure [member] | Air Base Technology [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	3,965	4,243	2,967
Capitalised development expenditure [member] | Condor Meo [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	€ 508	€ 0	€ 0